CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total Revenues, net	$ 35,143			$ 102,528			$ 384,731	$ 438,205	$ 612,192	$ 4,223,354
Costs and expenses
Lease operating expenses	253,496			40,803			982,423	829,728	1,332,548	1,793,232
Depletion, depreciation, amortization, and accretion	193,712			177,345			692,906	672,774	885,832	916,983
General and administrative expenses	966,227			646,578			2,754,412	3,864,048	4,519,811	1,230,427
Total Costs and expenses	1,413,435			864,726			4,429,741	5,366,550	6,738,191	3,940,642
Gain on sale of assets				5,348,982				5,834,293	5,834,293
Loss from operations	(1,378,292)			4,586,784			(4,045,010)	905,948	(291,706)	282,712
Other income (expenses)
Interest income	12,919			4,240			37,587	29,869	46,437	9,800
Interest expense	(128,016)			(32,532)			(267,838)	(107,930)	(172,143)	(111,038)
Other, net	66,799						200,396	(314,541)	(180,943)	16,000
Total other income, net	(48,298)			(28,292)			(29,855)	(392,602)	(306,649)	(85,238)
(Loss) income before provision for income taxes	(1,426,590)			4,558,492			(4,074,865)	513,346	(598,355)	197,474
Benefit (provision) for income taxes	349,348			(1,130,142)			1,048,832	340,841	608,500	0
Net (loss) income	$ (1,077,242)	$ (1,089,759)	$ (859,032)	$ 3,428,350	$ (540,089)	$ (2,034,074)	$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Net income per share - basic and diluted
Basic net income (loss) per common share (in dollars per share)	$ (0.17)			$ 0.57			$ (0.49)	$ 0.15	$ 0	$ 0.04
Diluted net income (loss) per common share (in dollars per share)	$ (0.17)			$ 0.57			$ (0.49)	$ 0.15	$ 0	$ 0.04
Weighted-average shares outstanding - basic and diluted
Basic weighted average shares outstanding (in shares)	6,208,935			6,055,564			6,208,922	5,847,020	5,923,559	5,000,000
Diluted weighted average shares outstanding (in shares)	6,208,935			6,055,564			6,208,922	5,847,020	5,923,559	5,000,000
Oil, natural gas, and product sales, net
Total Revenues, net	$ 35,143			$ 102,528			$ 384,731	$ 438,205	$ 612,192	$ 4,223,354